RELATED PARTY TRANSACTIONS - Distribution of SIM card and voucher (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transactions with related parties
Total	Rp 76	Rp 471	Rp 626
% of total revenues	0.05%	0.32%	0.43%
Finarya
Transactions with related parties
Total	Rp 76	Rp 100	Rp 159
% of total revenues	0.05%	0.07%	0.11%
Omni Inovasi Indonesia
Transactions with related parties
Total		Rp 371	Rp 467
% of total revenues		0.25%	0.32%